SHARE CAPITAL (Stock Option Plans) (Details)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	7,476,000
Israel 2003 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	2,000,000
Expiration date of options	Mar. 31, 2013
2007 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	14,500,000
Expiration date of options	Jan. 31, 2017
Vesting period	4 years
2007 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years